Provisions for pensions and similar obligations (Tables)	12 Months Ended
Dec. 31, 2018
Provisions for pensions and similar obligations (Tables) [Abstract]
Funding status of the defined benefit obligations

The funding status of the defined benefit obligations in 2018 and in the last 2 years are as follows:

	2018	2017	2016

Present value of the obligations - Post-employment plans:
To current employees	716,492	796,243	770,423
Vested obligations to retired employees	23,296,715	21,205,366	19,998,703
	24,013,207	22,001,609	20,769,126

Less:
Fair value of plan assets	22,708,990	20,689,637	20,116,916
Unrecognized assets (1)	(1,079,808)	(1,090,682)	(969,161)
Provisions - Post-employment plans, net	2,384,025	2,402,654	1,621,371

Present value of the obligations - Other similar obligations:
To current employees	184,606	228,107	200,009
Vested obligations to retired employees	4,604,466	4,815,654	4,046,480
	4,789,072	5,043,761	4,246,489

Less:
Fair value of plan assets	4,157,251	3,721,147	3,310,895
Unrecognized assets (1)	(68,527)	-	-
Provisions - Other similar obligations, net	700,348	1,322,614	935,594

Total provisions for pension plans, net	3,084,373	3,725,268	2,556,965
Of which:
Actuarial provisions	3,357,654	3,923,457	2,710,627
Actuarial assets (note 15)	273,281	198,189	153,662

(1)     Refers to fully funded surplus plans Banesprev I and III, Sanprev I,II and III and Bandeprev.

Amounts recognized in the consolidated income statement in relation to defined benefit obligations

The amounts recognized in the consolidated income statement in relation to the aforementioned defined benefit obligations are as follows:

	Post-Employment Plans
	2018	2017	2016

Staff costs - Current service costs (note 40)	3,142	14,605	15,416
Interest and similar income and expenses - Interest cost (net) (notes 32 and 33)	124,754	70,429	120,524
Interest and similar income and expenses - Interest on unrecognized assets (notes 32 and 33)	104,160	105,832	117,981
Other movements	12,432	5,323	4,355
Total	244,488	196,189	258,276

Amounts recognized in the consolidated income statement in relation to defined benefit obligations - Other Similar Obligations

	Other Similar Obligations
	2018	2017	2016

Staff costs - Current service costs (note 40)	5,797	5,476	9,064
Interest and similar income and expenses - Interest cost (net) (notes 32 and 33)	76,124	99,575	38,064
Interest and similar income and expenses - Interest on unrecognized assets (notes 32 and 33)	15,521	-	14,608
Other movements (2)	(816,230)	-	55,943
Total	(718,788)	105,051	117,679

Changes in the present value of the accrued defined benefit obligations

The changes in the present value of the accrued defined benefit obligations were as follows:

	Post-Employment Plans
	2018	2017	2016

Present value of the obligations at beginning of year	22,001,609	20,769,126	17,525,799
Current service cost (Note 40)	3,142	14,605	15,416
Interest cost	2,029,099	2,170,639	2,046,949
Benefits paid	(1,876,014)	(1,834,681)	(1,679,794)
Actuarial (gains)/losses	1,674,908	871,308	2,844,733
Others	180,463	10,612	16,023
Present value of the obligations at end of year	24,013,207	22,001,609	20,769,126

Changes in the present value of the accrued defined benefit obligations - Other Similar Obligations

	Other Similar Obligations
	2018	2017	2016

Present value of the obligations at beginning of year	5,043,761	4,246,489	6,034,734
Current service cost (Note 40)	5,797	5,476	9,064
Interest cost	438,567	447,653	703,874
Benefits paid	(346,185)	(339,538)	(465,029)
Actuarial (gains)/losses	455,193	683,681	1,330,371
Other (1) (2)	(808,061)	-	(3,366,525)
Present value of the obligations at end of year	4,789,072	5,043,761	4,246,489

(1) In the fourth quarter of 2016, Banco Santander updated the procedures for recognizing its obligations to the entity CABESP, in accordance with its bylaws, which establishes the coverage of medical costs in the equality of proportion between associates and sponsor.

(2) In the year ended December 31, 2018 there was an increase in the cost contribution established for a postemployment benefit plan, which is calculated as a percentage of the total monthly compensation of associates. The increase in the contribution resulted in a decrease in the past service cost, due to changes in the plan. The envisaged changes implied a reduction in the present value of the obligations of the defined benefit plan, which is supported by actuarial valuations. In the Consolidated Statements of Income, this amount was recorded under Provision (Net).

Changes in the fair value of the plan assets

The changes in the fair value of the plan assets were as follows:

	Post-Employment Plans
	2018	2017	2016

Fair value of plan assets at beginning of year	20,689,637	20,116,916	16,275,269
Interest (Expense) Income	1,904,345	2,100,211	1,926,424
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	1,347,689	268,309	1,589,517
Contributions/(surrenders)	481,959	38,883	2,001,806
Of which:
By the Bank	472,723	27,439	1,985,722
By plan participants	9,236	11,444	16,084
Benefits paid	(1,876,014)	(1,834,682)	(1,676,116)
Exchange differences and other items	161,374	-	16
Fair value of plan assets at end of year	22,708,990	20,689,637	20,116,916

Changes in the fair value of the plan assets - Other Similar Obligations

	Other Similar Obligations
	2018	2017	2016

Fair value of plan assets at beginning of year	3,721,147	3,310,895	5,673,071
Interest (Expense) Income	362,444	348,078	665,811
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	304,632	303,504	718,628
Contributions/(surrenders)	72,548	61,803	-
Of which:
By the Bank	72,548	61,803	-
Benefits paid	(310,458)	(303,133)	(3,746,615)
Exchange differences and other items	6,938	-	-
Fair value of plan assets at end of year	4,157,251	3,721,147	3,310,895

Opening of gains (losses) Actuarial from experience, financial assumptions and demographic hypotheses

Breakdown of gains (losses) actuarial by experience, financial assumptions and demographic hypotheses:

			Post-Employment Plans
	2018	2017	2016
Experience Plan	(803,717)	686,204	(696,910)
Changes in Financial Assumptions	(871,176)	(1,557,689)	(2,135,189)
Changes in Financial Demographic	-	146	(12,773)
Gain (Loss) Actuarial - Obligation	(1,674,893)	(871,339)	(2,844,872)
Return on Investment, Return Unlike Implied Discount Rate	1,344,089	270,158	1,589,446
Gain (Loss) Actuarial - Asset	1,344,089	270,158	1,589,446
Changes in Surplus / Deficit Uncollectible	117,320	(15,690)	-

Opening of gains (losses) Actuarial from experience, financial assumptions and demographic hypotheses - Other Similar Obligations

			Other Similar Obligations
	2018	2017	2016
Experience Plan	(79,810)	(303,396)	(1,116,845)
Changes in Financial Assumptions	(376,949)	(380,285)	(537,952)
Changes in Financial Demographic	-	-	(379)
Gain (Loss) Actuarial - Obligation	(456,759)	(683,681)	(1,655,176)
Return on Investment, Return Unlike Implied Discount Rate	307,048	303,504	718,628
Gain (Loss) Actuarial - Asset	307,048	303,504	718,628
Changes in Surplus Uncollectible	(52,604)	-	-

Experience adjustments arising from plan assets and liabilities	The experience adjustments arising from plan assets and liabilities are shown bellow:
	Post - Employment Plans
	2018	2017	2016

Experience in Net Assets Adjustments	1,347,689	268,309	1,589,517

Experience adjustments arising from plan assets and liabilities - Other Similar Obligations

	Other Similar Obligations
	2018	2017	2016

Experience in Net Assets Adjustments	304,632	303,504	718,628

Amounts of actuarial obligation of defined benefit plans uninsured and defined benefit plans partially or totally covered

The amounts of actuarial obligation of defined benefit plans not covered and defined benefit plans partially or totally covered are shown below:

2018	2017	2016

700,347	701,551	826,963
28,101,932	26,343,818	22,734,017

Main categories of plan assets as a percentage of total plan assets

The main categories of plan assets as a percentage of total plan assets are as follows:

	2018	2017	2016

Equity instruments	4.81%	4.60%	1.00%
Debt instruments	94.59%	94.70%	98.16%
Properties	0.28%	0.35%	0.30%
Other	0.32%	0.35%	0.54%

Estimated benefits payable

The following table shows the estimated benefits payable on December 31, 2018 for the next ten years:

2019	2,109,187
2020	2,160,320
2021	2,209,720
2022	2,281,827
2023	2,352,046
2024 to 2028	12,734,200
Total	23,847,300

change of one percentage point in the medical care cost rates

Assumptions about the rates related to medical care costs have a significant impact on the amounts recognized in income. The change of one percentage point in the medical care cost rates would have the effects as follows:

	Sensitivity
	(+) 1,0%	(-) 1,0%
Effect on current service cost and interest on actuarial liabilities	69,961	(62,469)
Effects on present value of obligation	761,619	(680,061)

Duration of the actuarial liabilities of the plans sponsored

The following table shows the duration of the actuarial liabilities of the plans sponsored by Banco Santander:

Plans	Post - Employment Plans

Duration (in years)
Banesprev Plans I	11.35
Banesprev Plans II	11.73
Banesprev Plans III	9.39
Banesprev Plans IV	14.00
Banesprev Plans V	8.87
Banesprev Pre-75	9.62
Sanprev I	6.47
Sanprev II	10.83
Sanprev III	9.66
Bandeprev Basic	9.57
Bandeprev Special I	6.70
Bandeprev Special II	6.52
SantanderPrevi	7.30
CACIBAN / DAB / DCA	6,79/5,79/6,37

Duration of the actuarial liabilities of the plans sponsored - Other Similar Obligations

Plans	Other Similar Obligations

Cabesp	14.16
Bandepe	14.73
Free Clinic	11.04
Lifetime officers	8.63
Circulars (1)	11,72 e 10,68
Life Insurance	7.82

(1) The duration 11.72 refers to the plan of Former Employees of Banco ABN Amro and 10.68 to the plan of Former Employees of Banco Real.

Actuarial Assumptions Adopted in Calculations	<!--DOCTYPE html PUBLIC "-//W3C//DTD XHTML 1.0 Transitional//EN" "http://www.w3.org/TR/xhtml1/DTD/xhtml1-transitional.dtd" --> Actuarial Assumptions Adopted in Calculations   <table border="0" cellpadding="0" cellspacing="0" width="712" style="border-collapse:collapse;width:534.750000pt;"> <tr style="height:10.5pt;"> <td valign="top" width="1%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="32%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 2018 </td> <td valign="top" width="9%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="11%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 2017 </td> <td nowrap="nowrap" valign="bottom" width="11%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="11%" style="background:white;border-top:solid red 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 2016 </td> </tr> <tr style="height:10.5pt;"> <td valign="top" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="32%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;"> Pension </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;"> Health </td> <td nowrap="nowrap" valign="bottom" width="9%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;"> Pension </td> <td nowrap="nowrap" valign="bottom" width="11%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;"> Health </td> <td nowrap="nowrap" valign="bottom" width="11%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;"> Pension </td> <td nowrap="nowrap" valign="bottom" width="11%" style="background:white;height:10.5pt;padding:0in 0in 0in 0in;"> Health </td> </tr> <tr style="height:33.0pt;"> <td colspan="3" valign="bottom" width="34%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:33.0pt;padding:0in 0in 0in 0in;"> Nominal Discount Rate for Actuarial Obligation  </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:33.0pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:33.0pt;padding:0in 0in 0in 0in;"> 9.1% </td> <td valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:33.0pt;padding:0in 0in 0in 0in;"> 9.3% </td> <td valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:33.0pt;padding:0in 0in 0in 0in;"> 9.5% </td> <td valign="bottom" width="11%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:33.0pt;padding:0in 0in 0in 0in;"> 9.7% </td> <td valign="bottom" width="11%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:33.0pt;padding:0in 0in 0in 0in;"> 10.9% </td> <td valign="bottom" width="11%" style="background:white;border-bottom:solid black 1.0pt;border-top:solid black 1.0pt;height:33.0pt;padding:0in 0in 0in 0in;"> 10.8% </td> </tr> <tr style="height:32.25pt;"> <td colspan="3" valign="bottom" width="34%" style="background:white;border-bottom:solid black 1.0pt;height:32.25pt;padding:0in 0in 0in 0in;"> Rate Calculation of Interest Under Assets to the Next Year </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:32.25pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:32.25pt;padding:0in 0in 0in 0in;"> 9.1% </td> <td valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:32.25pt;padding:0in 0in 0in 0in;"> 9.3% </td> <td valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:32.25pt;padding:0in 0in 0in 0in;"> 9.5% </td> <td valign="bottom" width="11%" style="background:white;border-bottom:solid black 1.0pt;height:32.25pt;padding:0in 0in 0in 0in;"> 9.7% </td> <td valign="bottom" width="11%" style="background:white;border-bottom:solid black 1.0pt;height:32.25pt;padding:0in 0in 0in 0in;"> 10.9% </td> <td valign="bottom" width="11%" style="background:white;border-bottom:solid black 1.0pt;height:32.25pt;padding:0in 0in 0in 0in;"> 10.8% </td> </tr> <tr style="height:10.5pt;"> <td colspan="2" nowrap="nowrap" valign="bottom" width="33%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> Estimated Long-term Inflation Rate </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 4.0% </td> <td valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 4.0% </td> <td valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 4.0% </td> <td valign="bottom" width="11%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 4.0% </td> <td valign="bottom" width="11%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 4.5% </td> <td valign="bottom" width="11%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 4.5% </td> </tr> <tr style="height:10.5pt;"> <td colspan="2" nowrap="nowrap" valign="bottom" width="33%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> Estimated Salary Increase Rate </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 5.0% </td> <td valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 5.0% </td> <td valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 5.0% </td> <td valign="bottom" width="11%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 5.0% </td> <td valign="bottom" width="11%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 5.0% </td> <td valign="bottom" width="11%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> 5.0% </td> </tr> <tr style="height:10.5pt;"> <td colspan="2" nowrap="nowrap" valign="bottom" width="33%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> Mortality tables  </td> <td nowrap="nowrap" valign="bottom" width="1%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td nowrap="nowrap" valign="bottom" width="6%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;">   </td> <td valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> AT2000 </td> <td valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> AT2000 </td> <td valign="bottom" width="9%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> AT2000 </td> <td valign="bottom" width="11%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> AT2000 </td> <td valign="bottom" width="11%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> AT2000 </td> <td valign="bottom" width="11%" style="background:white;border-bottom:solid black 1.0pt;height:10.5pt;padding:0in 0in 0in 0in;"> AT2000 </td> </tr> </table>